Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Dividends [Abstract]
Details of dividends recognized as distributions to common stockholders
(a)	Details of dividends recognized as distributions to common stockholders for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Total number of shares issued and outstanding		474,199,587	474,199,587
Par value per share in won		5,000	5,000
Dividend per share in won		1,450	1,450

Dividends (*)	~~W~~	687,589	687,589

Dividend rate per share		% 29.0	29.0

(*)	The amounts are proposed or declared dividends before the financial statements were authorized for issue but not recognized as a distribution to owners during the year.

Dividend for hybrid bond
(b)	Dividend for hybrid bond was calculated as follows for years ended December 31, 2016 and 2017:

	2016		2017
Amount of hybrid bond	~~W~~	500,000	425,000
Interest rate	%	4.38~5.80	3.77~4.38

Dividend (*)	~~W~~	36,091	17,678

(*)	The dividends to hybrid bonds that were early redeemed during the period are included.